Basis of Presentation	6 Months Ended
Jun. 30, 2011
Description of Business
Basis of Presentation

1. Basis of Presentation

        The interim consolidated financial statements included in this Quarterly Report on Form 10-Q have been prepared by Universal Hospital Services, Inc. ("we", "our", "us", the "Company", or "UHS") without audit, pursuant to the rules and regulations of the Securities and Exchange Commission (the "SEC"). Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") have been condensed or omitted, pursuant to such rules and regulations. These consolidated financial statements should be read in conjunction with the financial statements and related notes included in the Company's 2010 Annual Report on Form 10-K filed with the SEC.

        On April 1, 2011 we completed our acquisition of Emergent Group Inc. ("Emergent Group"), as described in Note 4, Acquisitions. The results of operations of Emergent Group have accordingly been included in UHS's consolidated results of operations since the date of acquisition. Emergent Group is included in the Medical Equipment Outsourcing segment.

        The interim consolidated financial statements presented herein as of June 30, 2011, reflect, in the opinion of management, all adjustments necessary for a fair presentation of the financial position and the results of operations and cash flows for the periods presented. These adjustments are all of a normal, recurring nature. The results of operations for any interim period are not necessarily indicative of results for the full year.

        The December 31, 2010 balance sheet amounts were derived from audited financial statements.

        We are required to make estimates and assumptions about future events in preparing consolidated financial statements in conformity with GAAP. These estimates and assumptions affect the amounts of assets, liabilities, revenues and expenses at the date of the unaudited consolidated financial statements. While we believe that our past estimates and assumptions have been materially accurate, our current estimates are subject to change if different assumptions as to the outcome of future events are made. We evaluate our estimates and judgments on an ongoing basis and predicate those estimates and judgments on historical experience and on various other factors that we believe to be reasonable under the circumstances. We make adjustments to our assumptions and judgments when facts and circumstances dictate. Since future events and their effects cannot be determined with absolute certainty, actual results may differ from the estimates used in preparing the accompanying unaudited consolidated financial statements.

        A description of our significant accounting policies is included in our 2010 Annual Report on Form 10-K. With the exception of 'Principles of Consolidation' listed below, there have been no material changes to these policies for the quarter ended June 30, 2011.

Principles of Consolidation

        The consolidated financial statements include the accounts of UHS and of Emergent Group Inc. and its wholly owned subsidiaries ("Emergent Group") since its acquisition on April 1, 2011. In addition, in accordance with guidance issued by the Financial Accounting Standards Board ("FASB"), we have accounted for our equity investments in entities in which we are the primary beneficiary under the full consolidation method. All significant intercompany transactions and balances have been eliminated through consolidation. As the primary beneficiary, we consolidate the limited liability companies ("LLCs") referred to in Note 12, Limited Liability Companies, as we effectively receive the majority of the benefits from such entities and we provide equipment lease guarantees for such entities.